Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) profit	$ (607,062)	$ 247,002	$ 88,198
Adjustments for:
Income tax expense	(23,717)	46,437	34,530
Finance cost	73,045	57,432	50,825
Finance income	(19,963)	(24,405)	(23,628)
Depreciation and amortization	259,336	282,080	276,563
Impairment of non finacial assets	243,097	89,344	188,624
Disposal of non financial assets	4,635	3,850	3,746
Impairment of financial assets	1,570	483	1,409
Allowance for obsolescence of expendable parts and supplies	47	164	159
Share-based compensation expense	5,263	6,149	7,145
Net change in fair value of derivatives	107,139	0	0
Net foreign exchange differences	44,328	45,086	42,536
Change in:
Accounts receivable	71,625	(17,054)	(3,150)
Accounts receivable from related parties	(1,282)	76	95
Other current assets	11,148	15,653	(50,241)
Other assets	8,895	20,678	(5,669)
Accounts payable	(55,718)	(2,984)	8,270
Accounts payable from related parties	(11,116)	(587)	2,584
Air traffic liability	(26,679)	25,698	(5,492)
Frequent flyer deferred revenue	10,887	12,512	17,502
Other liability	(36,975)	48,400	(24,515)
Cash from operating activities	58,503	856,014	609,491
Income tax paid	(37,631)	(42,999)	(38,698)
Interest paid	(41,938)	(52,234)	(49,317)
Interest received	26,343	24,102	21,537
Net cash from operating activities	5,277	784,883	543,013
Investing activities
Acquisition of investments	(904,570)	(711,045)	(711,840)
Proceeds from redemption of investments	840,627	589,602	775,504
Advance payments on aircraft purchase contracts and other	0	(75,428)	(216,732)
Reimbursement of advance payments on aircraft purchase contracts	0	48,262	152,651
Acquisition of property and equipment	(44,065)	(62,397)	(118,997)
Proceeds from sale of property and equipment	30,666	43,603	0
Acquisition of intangible assets	(16,419)	(25,465)	(30,182)
Net cash used in investing activities	(93,761)	(192,868)	(149,596)
Financing activities
Proceeds from issue of convertible notes, net of costs	342,898	0	0
Proceeds from new borrowings	145,000	95,000	225,000
Payments on loans and borrowings	(267,086)	(426,827)	(401,333)
Payment of lease liability	(93,213)	(103,069)	(106,254)
Dividends paid	(33,990)	(110,438)	(147,604)
Net cash from (used) in financing activities	93,609	(545,334)	(430,191)
Net increase (decrease) in cash and cash equivalents	5,125	46,681	(36,774)
Cash and cash equivalent at Beginning value	158,732	156,158	238,792
Effect of exchange rate change on cash	(44,792)	(44,107)	(45,860)
Cash and cash equivalent at Ending balance	$ 119,065	$ 158,732	$ 156,158